John Hancock
Fundamental Equity Income Fund
Quarterly portfolio holdings 12/31/2023

Fund’s investments
As of 12-31-23 (unaudited)
	Shares	Value
Common stocks 94.0%		$7,125,235
(Cost $6,329,626)
Communication services 4.5%		344,141
Entertainment 0.5%
Warner Brothers Discovery, Inc. (A)	3,412	38,829
Interactive media and services 2.3%
Alphabet, Inc., Class A (A)	856	119,575
Meta Platforms, Inc., Class A (A)	149	52,740
Media 1.7%
Comcast Corp., Class A	3,033	132,997
Consumer discretionary 5.3%		399,865
Automobile components 0.5%
Mobileye Global, Inc., Class A (A)	907	39,291
Broadline retail 1.3%
Amazon.com, Inc. (A)	198	30,084
eBay, Inc.	1,572	68,571
Hotels, restaurants and leisure 0.8%
Vail Resorts, Inc.	278	59,345
Household durables 1.9%
Lennar Corp., A Shares	962	143,376
Specialty retail 0.8%
Lowe’s Companies, Inc.	266	59,198
Consumer staples 7.8%		591,999
Beverages 1.1%
Anheuser-Busch InBev SA/NV, ADR	1,327	85,751
Consumer staples distribution and retail 2.5%
Walmart, Inc.	1,171	184,608
Food products 2.8%
Danone SA, ADR	16,470	213,287
Household products 1.4%
Reynolds Consumer Products, Inc.	4,037	108,353
Energy 7.4%		561,040
Oil, gas and consumable fuels 7.4%
Cheniere Energy, Inc.	798	136,227
Kinder Morgan, Inc.	12,020	212,033
Suncor Energy, Inc.	5,647	180,930
Valero Energy Corp.	245	31,850
Financials 24.1%		1,823,186
Banks 8.4%
Bank of America Corp.	5,405	181,986
Citigroup, Inc.	5,375	276,490
First Hawaiian, Inc.	3,332	76,170
Wells Fargo & Company	2,052	100,999
Capital markets 14.0%
KKR & Company, Inc.	2,693	223,115
Morgan Stanley	2,007	187,153
Nasdaq, Inc.	4,244	246,746
S&P Global, Inc.	232	102,201
State Street Corp.	2,007	155,462
2	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Capital markets (continued)
The Goldman Sachs Group, Inc.	372	$143,506
Consumer finance 1.0%
American Express Company	407	76,247
Financial services 0.7%
Visa, Inc., Class A	204	53,111
Health care 15.9%		1,205,055
Biotechnology 3.9%
Gilead Sciences, Inc.	2,280	184,703
Moderna, Inc. (A)	1,073	106,710
Health care equipment and supplies 1.2%
Becton, Dickinson and Company	363	88,510
Health care providers and services 3.5%
Elevance Health, Inc.	568	267,846
Life sciences tools and services 0.9%
Thermo Fisher Scientific, Inc.	132	70,064
Pharmaceuticals 6.4%
Bristol-Myers Squibb Company	3,652	187,384
GSK PLC, ADR	6,146	227,771
Merck & Company, Inc.	323	35,213
Novartis AG, ADR	365	36,854
Industrials 8.0%		610,098
Aerospace and defense 1.4%
RTX Corp.	1,278	107,531
Air freight and logistics 1.9%
United Parcel Service, Inc., Class B	920	144,652
Electrical equipment 1.2%
Regal Rexnord Corp.	632	93,549
Ground transportation 1.9%
Union Pacific Corp.	570	140,003
Machinery 0.5%
Parker-Hannifin Corp.	82	37,777
Trading companies and distributors 1.1%
United Rentals, Inc.	151	86,586
Information technology 9.0%		681,377
Semiconductors and semiconductor equipment 3.6%
Analog Devices, Inc.	864	171,556
Texas Instruments, Inc.	609	103,810
Software 5.4%
Microsoft Corp.	517	194,413
Oracle Corp.	2,007	211,598
Materials 2.5%		192,252
Chemicals 2.5%
LyondellBasell Industries NV, Class A	2,022	192,252
Real estate 9.5%		716,222
Specialized REITs 9.5%
American Tower Corp.	991	213,937
Crown Castle, Inc.	3,257	375,174
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND	3

	Shares	Value
Real estate (continued)
Specialized REITs (continued)
Lamar Advertising Company, Class A	1,196	$127,111

	Yield (%)	Shares	Value
Short-term investments 6.3%			$473,964
(Cost $473,801)
Short-term funds 6.3%			473,964
John Hancock Collateral Trust (B)	5.3645(C)	47,395	473,964

Total investments (Cost $6,803,427) 100.3%	$7,599,199
Other assets and liabilities, net (0.3%)	(21,558)
Total net assets 100.0%	$7,577,641

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
Security Abbreviations and Legend
ADR	American Depositary Receipt
(A)	Non-income producing security.
(B)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(C)	The rate shown is the annualized seven-day yield as of 12-31-23.
The fund had the following country composition as a percentage of net assets on 12-31-23:
United States	89.7%
United Kingdom	3.0%
France	2.8%
Canada	2.4%
Belgium	1.1%
Other countries	1.0%
TOTAL	100.0%
4	JOHN HANCOCK FUNDAMENTAL EQUITY INCOME FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Valuation Policies and Procedures of the Advisor, John Hancock Investment Management LLC.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day.  Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
As of December 31, 2023, all investments are categorized as Level 1 under the hierarchy described above.
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	47,395	$270,001	$490,729	$(286,916)	$31	$119	$14,264	—	$473,964
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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